================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                     1500 Main Street, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                Patricia J. Walsh, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/10

                               ___________________



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
ITEM 1.  SCHEDULE OF INVESTMENTS.

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 91.53%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 84.12%

A E COMPANY, INC.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015                                 $  1,413,462                *     $  1,385,193     $  1,415,809
13% Senior Subordinated Note due 2016                            $  1,413,461         11/10/09        1,265,201        1,416,384
Common Stock (B)                                                 323,077 shs.         11/10/09          323,077          306,923
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                             161,538 shs.         11/10/09          119,991            1,615
                                                                                                   ------------     ------------
* 11/10/09 and 11/18/09.                                                                              3,093,462        3,140,731
                                                                                                   ------------     ------------

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,497,509         11/21/07        2,446,032        2,522,484
Limited Partnership Interest (B)                                  23.16% int.         11/21/07          224,795          310,220
                                                                                                   ------------     ------------
                                                                                                      2,670,827        2,832,704
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    850,946         12/31/08          739,153          867,964
Limited Liability Company Unit Class A-2 (B)                       1,276 uts.         12/31/08          140,406          201,183
Limited Liability Company Unit Class A-3 (B)                       1,149 uts.         12/31/08          126,365          181,065
                                                                                                   ------------     ------------
                                                                                                      1,005,924        1,250,212
                                                                                                   ------------     ------------

A S C GROUP, INC.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016                         $  2,318,182         10/09/09        1,986,875        2,344,542
Limited Liability Company Unit Class A (B)                         2,359 uts.         10/09/09          231,818          220,215
Limited Liability Company Unit Class B (B)                         2,782 uts.         10/09/09          273,352               28
                                                                                                   ------------     ------------
                                                                                                      2,492,045        2,564,785
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    735,000         05/15/08          720,300          683,359
13% Senior Subordinated Note due 2015                            $    735,000         05/15/08          669,579          657,637
Common Stock (B)                                                 105,000 shs.         05/15/08          105,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              36,923 shs.         05/15/08           62,395             --
                                                                                                   ------------     ------------
                                                                                                      1,557,274        1,340,996
                                                                                                   ------------     ------------

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                                                                                                                               7

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,182,626         12/27/07     $  2,140,111     $  2,171,697
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          333,612
                                                                                                   ------------     ------------
                                                                                                      2,650,111        2,505,309
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07        1,603,088        1,633,684
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,154,713        1,260,000
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,528             --
                                                                                                   ------------     ------------
                                                                                                      3,131,829        2,893,684
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $  1,140,317         09/26/08        1,048,154        1,115,091
Common Stock (B)                                                   1,347 shs.         09/26/08          134,683           72,804
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 958 shs.         09/26/08           87,993           51,779
                                                                                                   ------------     ------------
                                                                                                      1,270,830        1,239,674
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  3,187,495                *        3,033,665        3,187,495
Preferred Class A Unit (B)                                         3,223 uts.               **          322,300          519,524
Preferred Class B Unit (B)                                         1,526 uts.         06/09/08          152,626          200,188
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1           72,478
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1           16,630
                                                                                                   ------------     ------------
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.                                                    3,508,593        3,996,315
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,912,500         04/28/09        1,603,912        1,969,875
Preferred Stock Series B (B)                                       3,065 shs.         04/28/09          306,507               31
Common Stock (B)                                                   1,366 shs.         04/28/09            1,366               14
                                                                                                   ------------     ------------
                                                                                                      1,911,785        1,969,920
                                                                                                   ------------     ------------

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8

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
14% Senior Subordinated Note due 2012                            $  1,859,060         05/18/05     $  1,667,348     $  1,487,248
Preferred Stock (B)                                                   63 shs.         10/16/09           62,756           31,380
Common Stock (B)                                                     497 shs.         05/18/05          497,340             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128             --
                                                                                                   ------------     ------------
                                                                                                      2,339,572        1,518,628
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,175,148        2,215,892
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121          121,582
Common Stock (B)                                                        1 sh.         06/30/06              286             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           42,730
                                                                                                   ------------     ------------
                                                                                                      2,535,657        2,380,204
                                                                                                   ------------     ------------
CDNT, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    750,872         08/07/08          735,855          696,594
12.5% Senior Subordinated Note due 2015                          $    750,872         08/07/08          688,607          661,730
Common Stock (B)                                                  73,256 shs.         08/07/08           73,256             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              57,600 shs.         08/07/08           57,689             --
                                                                                                   ------------     ------------
                                                                                                      1,555,407        1,358,324
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          795,663
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.

CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  2,400,000         12/02/08        2,225,100        2,448,000
Preferred Stock (B)                                                  277 shs.         12/02/08          276,900          270,099
                                                                                                   ------------     ------------
                                                                                                      2,502,000        2,718,099
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $  1,214,286         10/10/08     $  1,098,929     $  1,238,572
Common Stock (B)                                                     607 shs.         10/10/08           60,714           50,637
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                   934 shs.         10/10/08           91,071           77,904
                                                                                                   ------------     ------------
                                                                                                      1,250,714        1,367,113
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  2,393,954         01/12/07        2,233,202          957,582
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046             --
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873             --
                                                                                                   ------------     ------------
                                                                                                      2,502,121          957,582
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392        1,715,247
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          898,560
Common Stock (B)                                                     718 shs.         07/05/07                7              251
Limited Partnership Interest (B)                                  12.64% int.                *          189,586             --
                                                                                                   ------------     ------------
*08/12/04 and 01/14/05.                                                                               1,190,153        2,614,058
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,469,296        2,550,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          206,157
                                                                                                   ------------     ------------
                                                                                                      2,606,462        2,756,157
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  2,295,000         08/21/08        2,085,196        2,340,900
Common Stock (B)                                                 255,000 shs.         08/21/08          255,000           78,535
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             136,070 shs.         08/21/08          194,826           41,907
                                                                                                   ------------     ------------
                                                                                                      2,535,022        2,461,342
                                                                                                   ------------     ------------

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10

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CUSTOM ENGINEERED WHEELS, INC.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016                          $  2,182,212         10/27/09     $  1,892,808     $  2,202,479
Preferred Stock PIK                                                  296 shs.         10/27/09          295,550          280,773
Preferred Stock Series A                                             216 shs.         10/27/09          197,152                2
Common Stock (B)                                                      72 shs.         10/27/09           72,238           68,628
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  53 shs.         10/27/09           48,608                1
                                                                                                   ------------     ------------
                                                                                                      2,506,356        2,551,883
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06        1,755,391        1,809,474
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174          785,938
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           68,454
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000           31,455
                                                                                                   ------------     ------------
                                                                                                      2,541,395        2,695,321
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                2,586 shs.         12/14/01        2,186,976        2,082,021
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)        13,352 shs.                *          403,427             --
                                                                                                   ------------     ------------
* 10/24/96 and 08/28/98.                                                                              3,324,493        2,082,021
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    405,000         11/01/06          398,925          415,762
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          784,426          855,000
Common Stock (B)                                                 180,000 shs.         11/01/06          180,000          173,885
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           54,594
                                                                                                   ------------     ------------
                                                                                                      1,441,511        1,499,241
                                                                                                   ------------     ------------


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                                                                                                                              11

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *     $    690,600     $  1,162,678
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                 2,034 shs.         10/30/03          186,469          342,371
                                                                                                   ------------     ------------
*10/30/03 and 01/02/04.                                                                                 877,069        1,505,049
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,321,162         01/08/08        2,277,911        2,174,400
Common Stock (B)                                                     660 shs.         01/08/08          329,990           41,361
                                                                                                   ------------     ------------
                                                                                                      2,607,901        2,215,761
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          196,205
                                                                                                   ------------     ------------
EATEM HOLDING COMPANY
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers or retail and foodservice end products.
12.5% Senior Subordinated Note due 2018                          $  2,850,000         02/01/10        2,471,700        2,834,681
Common Stock                                                         150 shs.         02/01/10          150,000          142,500
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 358 shs.         02/01/10          321,300                4
                                                                                                   ------------     ------------
                                                                                                      2,943,000        2,977,185
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  2,208,822         10/06/08        2,164,902        2,229,186
Preferred Stock (B)                                                4,341 shs.         10/06/08          434,074          203,305
Common Stock (B)                                                   3,069 shs.         10/06/08            3,069             --
                                                                                                   ------------     ------------
                                                                                                      2,602,045        2,432,491
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  2,390,625         06/01/06        2,220,452          597,656
Limited Liability Company Units of Linden/FHS Holdings LLC (B)       159 uts.         06/01/06          159,362             --
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361             --
                                                                                                   ------------     ------------
                                                                                                      2,502,175          597,656
                                                                                                   ------------     ------------

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12

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    918,385         04/13/06     $    904,609     $    229,596
14% Senior Subordinated Note due 2014 (D)                        $    555,059         04/13/06          495,635             --
                                                                                                   ------------     ------------
                                                                                                      1,400,244          229,596
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,721,250
16% PIK Note due 2015                                            $    400,977         12/31/08          327,475          360,879
8% Series A Convertible Preferred Stock, convertible into
  fully dilluted common shares (B)                               146,658 shs.         11/01/07          146,658             --
                                                                                                   ------------     ------------
                                                                                                      2,201,725        2,082,129
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)                       $    685,100         10/15/09          512,231          342,550
Preferred Stock (B)                                                   40 shs.                *           40,476             --
Preferred Stock Series B (B)                                       2,055 shs.         10/15/09        1,536,694
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Common Stock Class C (B)                                             560 shs.         10/15/09             --               --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.                                                                              2,546,276          342,550
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.         07/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269                *        1,943,087        2,043,269
Common Stock (B)                                                      63 shs.                *           62,742           77,020
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.                *          199,501          244,907
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.                                                                              2,205,330        2,365,196
                                                                                                   ------------     ------------

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                                                                                                                              13

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  2,075,581         08/19/08     $  1,920,297     $  1,971,802
Common Stock (B)                                                     474 shs.         08/19/08          474,419           98,430
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 123 shs.         08/19/08          113,773           25,440
                                                                                                   ------------     ------------
                                                                                                      2,508,489        2,095,672
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077          175,764
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  20 shs.         02/27/07              612           51,767
                                                                                                   ------------     ------------
                                                                                                          2,689          227,531
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  2,550,000         07/07/09        2,299,566        2,551,132
Limited Liability Company Unit (B)                                 3,112 uts.         07/07/09          186,684               31
                                                                                                   ------------     ------------
                                                                                                      2,486,250        2,551,163
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    963,687         08/04/00          848,275           48,184
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,470             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412             --
                                                                                                   ------------     ------------
                                                                                                      1,850,157           48,184
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,555,626        1,593,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          163,556
                                                                                                   ------------     ------------
                                                                                                      1,656,735        1,757,306
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,446,554         10/15/07        2,398,391        2,471,005
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          234,680
                                                                                                   ------------     ------------
                                                                                                      2,619,064        2,705,685
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013                          $  3,012,887         05/25/06     $  2,641,395     $  1,506,444
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534             --
                                                                                                   ------------     ------------
                                                                                                      2,847,139        1,506,444
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  2,106,522         07/16/08        1,968,368        1,579,892
Convertible Preferred Stock Series C (B)                              55 shs.         06/30/09           55,435             --
Convertible Preferred Stock Series D (B)                              24 shs.         09/17/09           24,476             --
Common Stock (B)                                                     443 shs.         07/15/08          443,478             --
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                   734 shs.                *           96,024             --
                                                                                                   ------------     ------------
* 07/16/08 and 09/17/09.                                                                              2,587,781        1,579,892
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
18% Senior Subordinated Note due 2014                            $  2,811,873         03/14/07        2,559,653        2,249,498
Common Stock (B)                                                     232 shs.         03/13/07          232,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                              134 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260             --
                                                                                                   ------------     ------------
                                                                                                      2,953,913        2,249,498
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  2,287,451         12/20/07        2,246,104        2,310,326
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          426,715
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026           28,684
                                                                                                   ------------     ------------
                                                                                                      2,610,390        2,765,725
                                                                                                   ------------     ------------
L H D EUROPE HOLDING, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
Common Stock (B)                                                      85 shs.         12/28/09            7,916           24,225
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MVI HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $  1,233,229         09/12/08     $  1,143,030     $  1,182,441
Common Stock (B)                                                      61 shs.         09/12/08           60,714             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  66 shs.         09/12/08           65,571             --
                                                                                                   ------------     ------------
                                                                                                      1,269,315        1,182,441
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          975,000
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          326,342
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031           45,685
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.                                                                              1,269,964        1,347,027
                                                                                                   ------------     ------------
MANHATTAN BEACHWEAR HOLDING COMPANY
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018                          $  2,647,059         01/15/10        2,314,756        2,648,354
Common Stock (B)                                                     353 shs.         01/15/10          352,941          335,293
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 312 shs.         01/15/10          283,738                3
                                                                                                   ------------     ------------
                                                                                                      2,951,435        2,983,650
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.79% Senior Secured Tranche A Note due 2010 (C)                 $    236,006         09/03/04          236,006          234,813
12.5% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          301,350          304,402
6.75% Senior Secured Revolver due 2011 (C)                       $     50,933         09/03/04           50,933           50,122
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           15,953
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           11,527
                                                                                                   ------------     ------------
                                                                                                        686,531          616,817
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $  1,166,548         08/29/08        1,040,200        1,189,879
Preferred Unit (B)                                                   126 uts.         08/29/08          125,519          139,579
Common Unit Class A (B)                                            1,268 uts.         08/29/08            1,268           85,843
Common Unit Class B (B)                                              472 uts.         08/29/08          120,064           31,941
                                                                                                   ------------     ------------
                                                                                                      1,287,051        1,447,242
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
16

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  2,161,017         09/24/08     $  1,981,274     $  2,052,966
Preferred Stock (B)                                                  107 shs.         09/24/08          103,255           12,034
Limited Partnership Interest (B)                                   1.40% int.         09/16/08          388,983             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/24/08           33,268             --
                                                                                                   ------------     ------------
                                                                                                      2,506,780        2,065,000
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)                        $  2,685,614                *        2,583,450        2,282,772
Common Stock (B)                                                     450 shs.                *          450,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974             --
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.                                                                              3,196,424        2,282,772
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  2,353,846         07/21/08        2,229,974        2,118,461
Preferred Stock (B)                                                  263 shs.         07/21/08          261,830             --
Common Stock (B)                                                      18 shs.         07/21/08           20,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  10 shs.         07/21/08           11,285             --
                                                                                                   ------------     ------------
                                                                                                      2,523,089        2,118,461
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          260,507
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          271,548
                                                                                                   ------------     ------------
                                                                                                        213,262          532,055
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)                        $  2,550,000         07/25/08        2,408,686        1,275,000
14% PIK Note due 2014 (D)                                        $    792,791         07/25/08          646,821          396,395
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      3,193,632        1,671,395
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    625,000         02/24/06     $    575,313     $    312,500
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 129 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.                                                                              1,437,911          312,500
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2010                   $     29,494         11/14/08           29,494           29,494
14% Senior Subordinated Note due 2014 (D)                        $  1,338,613         05/28/04        1,155,793             --
10.75% Senior Secured Note due 2011 (D)                          $    609,206         05/28/04          607,397          152,302
                                                                                                   ------------     ------------
                                                                                                      1,792,684          181,796
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  2,125,000         08/02/07        1,888,243        2,146,250
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          465,325
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257          130,685
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,742,260
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,134,051
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    2.73% int.         02/01/07        1,019,980             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                       15 uts.                *           15,389            7,695
Limited Liability Company Unit Class D- 1 of
  Saw Mill PCG Partners LLC (B)                                       82 uts.         09/30/09           81,776           40,896
Preferred Stock Class A (B)                                             1 sh.         12/18/08            1,370              686
Preferred Stock Class A-1 (B)                                          7 shs.         09/30/09            7,096            3,550
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830             --
                                                                                                   ------------     ------------
* 12/18/08 and 09/30/09.                                                                              2,625,011        1,186,878
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  2,281,579         07/09/09     $  1,907,249     $  2,372,842
Limited Partnership Interest (B)                                   2,684 uts.         07/09/09          268,421          255,000
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               3,498 shs.         07/09/09          349,753               35
                                                                                                   ------------     ------------
                                                                                                      2,525,423        2,627,877
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
10% Senior Secured Note due 2012                                 $    812,500         01/28/02          812,500          609,375
15% Senior Subordinated Note due 2012 (D)                        $    500,000         01/28/02          473,642             --
Convertable Preferred Stock A (B)                                  1,000 shs.         01/28/02          961,637             --
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,722,324          609,375
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    145,713         01/03/06          143,527          150,409
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          637,170          687,241
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307          221,484
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824           51,799
                                                                                                   ------------     ------------
                                                                                                      1,165,828        1,110,933
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2010 (D)                        $  1,022,000         08/07/98        1,022,000          153,300
12% Senior Subordinated Note due 2010 (D)                        $    307,071         02/09/00          268,283           46,061
                                                                                                   ------------     ------------
                                                                                                      1,290,283          199,361
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06          572,115          464,031
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801           78,345
                                                                                                   ------------     ------------
                                                                                                        742,916          542,376
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PAS HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,335,864         07/03/06     $  2,244,109     $  2,359,223
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          564,465
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790          101,608
Common Unit Class I (B)                                              148 uts.         07/03/06             --            734,650
Common Unit Class L (B)                                               31 uts.         07/03/06             --            155,251
                                                                                                   ------------     ------------
                                                                                                      2,695,049        3,915,197
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06        2,190,745        2,295,000
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          450,878
Common Stock (B)                                                      23 shs.         03/31/06           25,500          161,468
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           93,926
                                                                                                   ------------     ------------
                                                                                                      2,556,963        3,001,272
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $  1,331,354         04/27/07        1,256,764        1,157,382
Limited Liability Company Unit (B)                             1,754,707 uts.         04/27/07           63,233             --
                                                                                                   ------------     ------------
                                                                                                      1,319,997        1,157,382
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,061,853        2,115,923
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          288,947
                                                                                                   ------------     ------------
                                                                                                      2,327,478        2,404,870
                                                                                                   ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       2,334 shs.         05/22/09          111,508             --
Preferred Stock Series B (B)                                      13,334 shs.         05/22/09          547,872             --
Common Stock (B)                                                  40,540 shs.         05/22/09        1,877,208             --
                                                                                                   ------------     ------------
                                                                                                      2,536,588             --
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
3% Senior Subordinated PIK Note due 2014 (D)                     $  2,198,100         10/02/06     $  2,014,226     $       --
Limited Liability Company Unit Class A                             1,384 uts.         10/02/06          510,000             --
Limited Liability Company Unit                                       143 uts.         05/22/09           72,042           67,828
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               8,595 shs.         10/02/06          124,644             --
                                                                                                   ------------     ------------
                                                                                                      2,720,912           67,828
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,185,301        2,292,649
Limited Partnership Interest (B)                                  23.70% int.         02/11/08          177,729           30,165
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588           59,449
                                                                                                   ------------     ------------
                                                                                                      2,530,618        2,382,263
                                                                                                   ------------     ------------
PRECISION WIRE HOLDING COMPANY
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016                         $  2,564,895         11/12/09        2,303,532        2,565,971
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 206 shs.         11/12/09          203,944                2
                                                                                                   ------------     ------------
                                                                                                      2,507,476        2,565,973
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
13% Senior Subordinated Note due 2012                            $  1,742,711         05/28/04        1,598,853        1,836,249
Common Stock (B)                                                 354,167 shs.         05/28/04          354,166          357,104
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             377,719 shs.         05/28/04          377,719          380,852
                                                                                                   ------------     ------------
                                                                                                      2,330,738        2,574,205
                                                                                                   ------------     ------------
RAJ MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014                          $  2,434,074         12/15/06        2,244,702        2,190,666
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810            6,221
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483            2,934
                                                                                                   ------------     ------------
                                                                                                      2,658,995        2,199,821
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
REI DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08     $  2,467,911     $  2,548,952
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089           35,047
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,583,999
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $  1,062,500         11/14/03        1,027,048        1,046,969
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946           63,659
                                                                                                   ------------     ------------
                                                                                                      1,149,994        1,110,628
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212          247,257
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04        1,487,318        1,538,793
Common Stock (B)                                                     612 shs.                *          642,937        1,041,562
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          227,408
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.                                                                              2,243,833        2,807,763
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $  1,765,385         01/15/09        1,556,628        1,596,219
Common Stock (B)                                                     131 shs.         01/15/09          130,769           32,693
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 282 shs.         01/15/09          281,604                3
                                                                                                   ------------     ------------
                                                                                                      1,969,001        1,628,915
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076                *        2,047,279        2,156,753
Limited Liability Company Unit (B)                                   619 uts.                *          631,592          398,734
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.                *          164,769          101,013
                                                                                                   ------------     ------------
* 08/31/07 and 03/06/08.                                                                              2,843,640        2,656,500
                                                                                                   ------------     ------------

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22

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SPARTAN FOODS HOLDING COMPANY
A manufacturer of branded pizza crusts and pancakes.
12.5% Senior Subordinated Note due 2017                          $  1,912,500         12/15/09     $  1,651,496     $  1,915,313
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 257 shs.         12/15/09          227,109                3
                                                                                                   ------------     ------------
                                                                                                      1,878,605        1,915,316
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  2,290,693         10/23/08        2,154,587        2,336,507
Common Stock (B)                                                  30,000 shs.         10/23/08          300,000          198,531
Warrant, excercisable until 2018, to purchase
  common stock at $.01 per share (B)                              11,054 shs.         10/23/08          100,650           73,152
                                                                                                   ------------     ------------
                                                                                                      2,555,237        2,608,190
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,131,406        2,097,147
Common Stock (B)                                                     311 shs.         08/01/06          310,976           36,110
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293           12,026
                                                                                                   ------------     ------------
                                                                                                      2,535,675        2,145,283
                                                                                                   ------------     ------------
SUNDANCE INVESTCO LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A                             6,429 shs.         03/31/10             --               --
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  2,591,006         09/02/08        2,428,868        2,624,610
Redeemable Preferred Stock Series A (B)                            1,280 shs.         09/02/08           12,523           12,608
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              12,803 shs.         09/02/08          112,693             --
                                                                                                   ------------     ------------
                                                                                                      2,554,084        2,637,218
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,040,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,040,000
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  2,217,385         10/14/05     $  1,952,116     $  2,217,385
Common Stock (B)                                                   2,203 shs.         10/14/05            2,203        1,321,595
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                               1,192 shs.         09/30/08          568,009          715,089
                                                                                                   ------------     ------------
                                                                                                      2,522,328        4,254,069
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  3,176,506                *        2,785,539        3,017,681
Common Stock (B)                                                     270 shs.         09/02/09           10,994            8,246
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               7,906 shs.                *          327,437               79
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.                                                                              3,123,970        3,026,006
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $  1,162,110                *        1,117,672          946,886
6.79% Term Note due 2012 (C)                                     $  1,367,598                *        1,363,147        1,260,615
8.75% Term Note due 2012 (C)                                     $      1,446                *            1,446            1,333
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 3.97% int.               **          149,176             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041             --
                                                                                                   ------------     ------------
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.                                                    2,690,482        2,208,834
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013 (D)                      $  2,239,024         10/26/07        2,102,363             --
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051             --
                                                                                                   ------------     ------------
                                                                                                      2,516,414             --
                                                                                                   ------------     ------------
TOTAL E&S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          808,783
13% Senior Subordinated Note due 2014 (D)                        $    598,450         03/02/07          490,608          299,225
                                                                                                   ------------     ------------
                                                                                                      1,329,189        1,108,008
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
24

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)                        $  1,773,006         10/31/07     $  1,649,939     $  1,595,705
Common Stock (B)                                                     209 shs.         10/31/07          208,589             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607             --
                                                                                                   ------------     ------------
                                                                                                      1,946,135        1,595,705
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,684,426        1,751,340
Common Stock (B)                                                   1,078 shs.                *        1,078,450        1,341,415
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485          106,895
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.                                                                              2,840,361        3,199,650
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98        2,682,569        2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          709,405
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          499,962
                                                                                                   ------------     ------------
                                                                                                      3,681,401        3,921,367
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat bed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  2,309,541                *        2,141,949          577,385
Preferred Stock Series B (B)                                         241 shs.         10/20/08          241,172             --
Common Stock (B)                                                     742 shs.                *          800,860             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.                *          159,894             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               1,054 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.                                                                              3,343,875          577,385
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                 5,781 shs.         04/11/03           68,059          105,305
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
UMA ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,773,283         02/08/08     $  1,734,623     $  1,732,752
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          271,082
                                                                                                   ------------     ------------
                                                                                                      2,621,579        2,003,834
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
14.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,797,221        1,599,785
14.5% PIK Note due 2012                                          $    262,766         10/06/09          223,351          223,351
Common Stock (B)                                                     182 shs.         04/30/04          182,200             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736             --
                                                                                                   ------------     ------------
                                                                                                      2,414,508        1,823,136
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          786,971
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          595,661          621,188
18% PIK Convertible Preferred Stock (B)                           37,381 shs.         03/13/09           72,519           58,015
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055             --
                                                                                                   ------------     ------------
                                                                                                      1,637,661        1,466,174
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011 (D)                    $    161,137         07/19/04          145,091          153,080
5% Senior Subordinated PIK Note due 2011 (D)                     $    850,000         06/30/07          741,532          807,500
Class B Unit (B)                                                 767,881 uts.         10/29/09          348,058             --
Class C Unit (B)                                                 850,000 uts.         10/29/09          780,572          196,578
Limited Liability Company Unit Class A (B)                       723,465 uts.                *          433,222             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
*07/19/04 and 10/29/09.                                                                               2,631,410        1,157,158
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,230,702         11/15/07        2,185,168        2,253,009
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          500,302
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --            424,668
                                                                                                   ------------     ------------
                                                                                                      2,607,820        3,177,979
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
26

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04     $      3,728     $       --
Common Stock (B)                                                   4,028 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          3,728             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
14.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,621,114        1,463,063
Common Stock (B)                                                     191 shs.         11/30/06          191,250            8,571
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493            4,279
                                                                                                   ------------     ------------
                                                                                                      1,898,857        1,475,913
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07        1,071,737        1,075,235
Limited Partnership Interest (B)                                  23.16% int.         05/14/07          115,804             --
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)                                    88 shs.         05/14/07           83,462             --
                                                                                                   ------------     ------------
                                                                                                      1,271,003        1,075,235
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)                      $  2,322,844         09/08/08        2,272,882        1,161,418
Common Stock (B)                                                     283 shs.         09/08/08          283,333             --
                                                                                                   ------------     ------------
                                                                                                      2,556,215        1,161,418
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             219,366,435      185,692,381
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 7.41%:

BONDS - 7.36%
ACCO Brands Corporation                           10.625%    03/15/15   $    100,000  $     98,598  $    109,250
Advanced Micro Devices, Inc.                       8.125     12/15/17        750,000       714,806       777,188
American Tire Distributor (C)                      6.501     04/01/12      1,000,000       950,000       901,250
Appleton Papers, Inc.                             11.250     12/15/15        303,000       300,000       278,760
Avis Budget Car Rental LLC                         9.625     03/15/18         85,000        83,839        88,825
Cemex Finance LLC                                  9.500     12/14/16        375,000       392,762       388,068
Cenveo Corporation                                10.500     08/15/16        100,000       100,000       101,875
Clear Channel Worldwide Holdings, Inc.             9.250     12/15/17        750,000       750,000       783,750
Coffeyville Resources LLC                          9.000     04/01/15        140,000       139,315       142,450
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,293,843     1,409,800
CONSOL Energy, Inc.                                8.250     04/01/20         35,000        35,000        35,963
Cricket Communications, Inc.                       9.375     11/01/14        750,000       754,909       763,125
Crosstex Energy, L.P.                              8.875     02/15/18        225,000       220,345       232,031
Dae Aviation Holdings, Inc.                       11.250     08/01/15        100,000        95,500        93,500
Douglas Dynamics LLC                               7.750     01/15/12      1,010,000       954,302     1,020,100
Eastman Kodak Co.                                  9.750     03/01/18        750,000       734,844       735,000
Easton-Bell Sports, Inc.                           9.750     12/01/16        320,000       328,222       336,800
Energy Future Holdings                            10.000     01/15/20        100,000       100,000       104,000
G F S I, Inc. (C)                                 10.500     06/01/11        715,000       685,658       531,781
Gannett Company, Inc.                              9.375     11/15/17        125,000       123,228       133,750
Great Atlantic & Pacific Tea Co.                  11.375     08/01/15         75,000        73,192        73,875
Headwaters, Inc.                                  11.375     11/01/14        500,000       519,270       521,875
International Lease Finance Corporation            8.625     09/15/15        140,000       137,781       143,116
JohnsonDiversey, Inc.                              8.250     11/15/19        100,000        99,170       103,500
L B I Escrow Corporation                           8.000     11/01/17        195,000       195,000       201,825
Level 3 Financing, Inc.                           10.000     02/01/18        750,000       745,497       716,250
McClatchy Co.                                     11.500     02/15/17        275,000       271,766       281,188
N F R Energy LLC                                   9.750     02/15/17        200,000       197,466       199,500
New Communications Holdings, Inc.                  8.250     04/15/17        750,000       750,000       758,438
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,194,822       895,500
Pinnacle Foods Finance LLC                         9.250     04/01/15         75,000        75,000        76,875
Reddy Ice Corporation                             13.250     11/01/15        100,000       102,500       102,500
SandRidge Energy, Inc.                             8.000     06/01/18        360,000       363,970       342,000
SandRidge Energy, Inc.                             8.750     01/15/20        750,000       744,973       731,250
Sinclair Television Group, Inc.                    9.250     11/01/17        425,000       413,795       448,375


--------------------------------------------------------------------------------------------------------------------------------
28

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                    Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Trimas Corporation                                 9.750%    12/15/17   $     75,000  $     73,523  $     77,625
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,098,686     1,021,250
T W Telecom Holdings, Inc.                         8.000     03/01/18         20,000        19,857        20,350
Univision Comunications, Inc.                     12.000     07/01/14        200,000       214,696       219,000
ViaSystems, Inc.                                  12.000     01/15/15        175,000       168,801       189,875
West Corporation                                  11.000     10/15/16        150,000       159,360       159,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           16,474,296    16,250,433
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.05%
General Motors Acceptance Corporation, Inc.                                      143        45,009       109,002
TherOX, Inc. (B)                                                                 103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                     49,140       109,002
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                              1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                            16,528,406    16,359,435
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $235,894,841  $202,051,816
                                                                                      ------------  ------------


----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 19.35%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 18.34%
AMC Entertainment, Inc.                           11.000%    02/01/16   $  1,000,000  $  1,003,398  $  1,073,750
Affinia Group, Inc.                                9.000     11/30/14         50,000        48,500        49,750
American Axle & Manufacturing Holding, Inc.        7.875     03/01/17        750,000       608,625       699,375
American General Finance Corporation               6.500     09/15/17        375,000       322,500       319,609
Atlas Pipeline Partners                            8.125     12/15/15        750,000       663,750       723,750
Bally Total Fitness Holdings Corporation (F)      14.000     10/01/13        104,062        74,053            10
Berry Plastics Corporation                         8.875     09/15/14        750,000       705,000       732,188
Berry Plastics Corporation (C)                     5.000     02/15/15        500,000       477,771       477,500
Bon-Ton Stores, Inc.                              10.250     03/15/14        750,000       709,288       731,250
Boyd Gaming Corporation                            6.750     04/15/14        150,000       137,250       130,875
Boyd Gaming Corporation                            7.125     02/01/16        700,000       630,500       584,500
Brigham Exploration Co.                            9.625     05/01/14      1,000,000       970,645     1,020,000
C I T Group, Inc.                                  7.000     05/01/15        790,000       738,006       736,675
Cenveo Corporation                                 7.875     12/01/13      1,300,000     1,192,500     1,244,750
Chaparral Energy, Inc.                             8.875     02/01/17      1,000,000       991,780       915,000
Dynegy Holdings, Inc.                              7.750     06/01/19        830,000       564,400       626,650
Exide Corporation                                 10.500     03/15/13        375,000       377,395       380,625
Ford Motor Credit Co.                              7.450     07/16/31        500,000       441,500       472,500
Ford Motor Credit Co.                              8.000     06/01/14        275,000       231,833       290,125
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       263,209
Goodyear Tire & Rubber Co.                        10.500     05/15/16        100,000        96,217       108,000
Great Lakes Dredge & Dock Corporation              7.750     12/15/13      1,000,000       948,750     1,008,750
Harrah's Operating Co.                            11.250     06/01/17        325,000       313,502       350,188
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,000,000     1,007,277       717,500
Hertz Corporation                                 10.500     01/01/16        750,000       775,943       805,313
Intelsat Bermuda Ltd.                              9.250     06/15/16      1,365,000     1,406,685     1,378,650
Interline Brands, Inc.                             8.125     06/15/14      1,000,000       992,541     1,030,000
International Coal Group, Inc.                     9.125     04/01/18        175,000       173,772       178,938
International Lease Finance Corporation            5.875     05/01/13        750,000       672,250       720,252
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        51,000
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610     1,000,000
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       199,500
Mariner Energy, Inc.                              11.750     06/30/16        160,000       155,737       179,600
Markwest Energy Operating Co.                      6.875     11/01/14         70,000        55,578        68,600
Markwest Energy Operating Co.                      8.750     04/15/18        125,000       123,979       128,281
Michaels Stores, Inc.                             11.375     11/01/16        785,000       814,209       847,800
Nebraska Book Company, Inc.                        8.625     03/15/12        750,000       676,875       710,625

----------------------------------------------------------------------------------------------------------------
30

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Newark Group, Inc.                                 9.750%    03/15/14   $    850,000  $    796,863  $    484,500
Nortek, Inc.                                      11.000     12/01/13        175,778       173,174       188,522
North American Energy Partners                     8.750     12/01/11      1,165,000     1,170,098     1,165,000
Owens Corning, Inc.                                9.000     06/15/19         55,000        54,112        64,488
Polypore, Inc.                                     8.750     05/15/12      1,000,000       965,000     1,001,250
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490     1,015,000
Quebecor Media, Inc.                               7.750     03/15/16      1,050,000       978,235     1,063,125
Quiksilver, Inc.                                   6.875     04/15/15        215,000       197,713       198,875
RailAmerica, Inc.                                  9.250     07/01/17        270,000       259,412       287,888
Rental Service Corporation                         9.500     12/01/14        750,000       728,640       742,500
Sabre Holdings Corporation                         8.350     03/15/16        500,000       455,000       475,000
Sanmina-SCI Corporation                            8.125     03/01/16        375,000       374,063       377,344
Seneca Gaming Corporation                          7.250     05/01/12        500,000       477,500       493,750
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       372,188
Speedway Motorsports, Inc.                         8.750     06/01/16         70,000        67,898        74,550
Sprint Capital Corporation                         6.900     05/01/19        625,000       575,531       571,875
Stanadyne Corporation                             10.000     08/15/14      1,000,000     1,000,000       915,000
Stewart & Stevenson LLC                           10.000     07/15/14      1,465,000     1,491,482     1,410,063
Stone Energy Corporation                           8.625     02/01/17        750,000       740,348       738,750
T X U Energy Company LLC                          10.250     11/01/15        350,000       356,170       243,250
Teck Resources Ltd.                               10.750     05/15/19         65,000        61,877        79,625
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       653,572       520,000
Tenneco, Inc.                                      8.125     11/15/15      1,100,000       540,000     1,124,750
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        68,775
Thermadyne Holdings Corporation                   11.500     02/01/14        115,000       115,863       115,288
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        500,000       500,000       557,500
Titan International, Inc.                          8.000     01/15/12      1,070,000     1,062,100     1,070,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       966,194       983,750
United Components, Inc.                            9.375     06/15/13      1,080,000     1,079,880     1,085,400
United Rentals, Inc.                              10.875     06/15/16        125,000       121,479       135,934
Verso Paper Holdings LLC                           9.125     08/01/14        750,000       730,313       727,500
Videotron, Ltd.                                    9.125     04/15/18         40,000        39,373        44,450
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,115,317     1,133,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           39,831,317    40,483,978
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              31

March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 1.00%
Chase Packaging Corporation (B)                                                9,541  $       --    $        954
CKX, Inc. (B)                                                                 97,500       784,875       597,675
Directed Electronics, Inc. (B)                                               368,560     1,856,534       165,852
El Paso Corporation (B)                                                       65,000       808,362       704,600
Intrepid Potash, Inc. (B)                                                        365        11,680        11,070
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       360,905
Nortek, Inc. (B)                                                                 175             1         7,000
Rue21, Inc. (B)                                                                  650        12,350        22,536
Supreme Industries, Inc.                                                     125,116       267,319       330,306
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     5,304,449     2,200,898
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.01%
Citadel Broadcasting Corporation                   4.000%    02/15/11   $    583,000       452,554        32,065
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  452,554        32,065
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 45,588,320  $ 42,716,941
                                                                                      ------------  ------------


                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                           Rate/Yield^   Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 0.91%
Ryder System, Inc.                                 0.233%    04/12/10   $  2,000,000     1,999,859     1,999,859
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  1,999,859  $  1,999,859
                                                                                      ------------  ------------

TOTAL INVESTMENTS                                 111.79%                             $283,483,020  $246,768,616
                                                                                      ============  ------------
  Other Assets                                      4.23                                               9,332,091
  Liabilities                                     (16.02)                                            (35,364,942)
                                                  ------                                            ------------

TOTAL NET ASSETS                                  100.00%                                           $220,735,765
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/10.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. As of March 31, 2010, the value of these securities amounted to $185,692,381 or 84.12%
    of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^   Effective yield at purchase
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
32

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.02%                                                      BROADCASTING & ENTERTAINMENT - 1.92%
A E Company, Inc.                              $    3,140,731          Citadel Broadcasting Corporation               $       32,065
Dae Aviation Holdings, Inc.                            93,500          CKX, Inc.                                             597,675
Gencorp, Inc.                                         263,209          Clear Channel Worldwide Holdings, Inc.                783,750
P A S Holdco LLC                                    3,915,197          Liberty Media Corporation                           1,000,000
Visioneering, Inc.                                  1,466,174          Sinclair Television Group, Inc.                       448,375
                                               --------------          Speedway Motorsports, Inc.                             74,550
                                                    8,878,811          Univision Communications, Inc.                        219,000
                                               --------------          Workplace Media Holding Co.                         1,075,235
AUTOMOBILE - 5.59%                                                                                                    --------------
American Tire Distributor                             901,250                                                              4,230,650
American Axle & Manufacturing Holding, Inc.           699,375                                                         --------------
Exide Corporation                                     380,625          BUILDINGS & REAL ESTATE - 1.13%
Goodyear Tire & Rubber Co.                            108,000          K W P I Holdings Corporation                        2,249,498
Jason, Inc.                                            48,184          Owens Corning, Inc.                                    64,488
Nyloncraft, Inc.                                      609,375          Texas Industries, Inc.                                 68,775
Ontario Drive & Gear Ltd.                             542,376          TruStile Doors, Inc.                                  105,305
Qualis Automotive LLC                               2,574,205                                                         --------------
Tenneco, Inc.                                       1,124,750                                                              2,488,066
Titan International, Inc.                           1,070,000                                                         --------------
Transtar Holding Company                            3,199,650          CHEMICAL, PLASTICS & RUBBER - 0.36%
United Components, Inc.                             1,085,400          Capital Specialty Plastics, Inc.                      795,663
                                               --------------                                                         --------------
                                                   12,343,190          CONSUMER PRODUCTS - 9.94%
                                               --------------          Aero Holdings, Inc.                                 2,893,684
BEVERAGE, DRUG & FOOD - 6.74%                                          Bravo Sports Holding Corporation                    2,380,204
Eatem Holding Company                               2,977,185          Custom Engineered Wheels, Inc.                      2,551,883
Golden County Foods Holding, Inc.                   2,082,129          Eastman Kodak Co.                                     735,000
Hospitality Mints Holding Company                   2,095,672          Easton-Bell Sports, Inc.                              336,800
L H D Europe Holding, Inc.                             24,225          G F S I, Inc.                                         531,781
Spartan Foods Holding Company                       1,915,316          JohnsonDiversey, Inc.                                 103,500
Specialty Commodities, Inc.                         2,608,190          K N B Holdings Corporation                          1,506,444
Waggin' Train Holdings LLC                          3,177,979          Kar Holdings, Inc.                                     51,000
                                               --------------          Manhattan Beachwear Holding Company                 2,983,650
                                                   14,880,696          Momentum Holding Co.                                  532,055
                                               --------------          R A J Manufacturing Holdings LLC                    2,199,821
                                                                       Reddy Ice Corporation                                 102,500
                                                                       Royal Baths Manufacturing Company                   1,110,628
                                                                       The Tranzonic Companies                             3,921,367
                                                                       Walls Industries, Inc.                                   --
                                                                                                                      --------------
                                                                                                                          21,940,317
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 5.01%                                  DIVERSIFIED/CONGLOMERATE, SERVICE - 11.69%
Berry Plastics Corporation                     $    1,209,688          A S C Group, Inc.                              $    2,564,785
Chase Packaging Corporation                               954          A W X Holdings Corporation                          1,340,996
Flutes, Inc.                                          229,596          ACCO Brands Corporation                               109,250
Maverick Acquisition Company                          616,817          Advanced Technologies Holdings                      2,505,309
P I I Holding Corporation                           3,001,272          Affinia Group, Inc.                                    49,750
Packaging Dynamics Corporation of America             895,500          Apex Analytix Holding Corporation                   1,969,920
Paradigm Packaging, Inc.                            2,404,870          Clough, Harbour, and Associates                     2,718,099
Pregis Corporation                                  1,015,000          Crane Rental Corporation                            2,461,342
Tekni-Plex, Inc.                                      520,000          Diversco, Inc./DHI Holdings, Inc.                   2,082,021
Vitex Packaging Group, Inc.                         1,157,158          Dwyer Group, Inc.                                   1,505,049
                                               --------------          Insurance Claims Management, Inc.                     227,531
                                                   11,050,855          Interline Brands, Inc.                              1,030,000
                                               --------------          Mail Communications Group, Inc.                     1,347,027
DISTRIBUTION - 1.78%                                                   Nesco Holdings Corporation                          2,742,260
Duncan Systems, Inc.                                1,499,241          Northwest Mailing Services, Inc.                    2,627,877
F C X Holdings Corporation                          2,432,491          Pearlman Enterprises, Inc.                               --
                                               --------------          Sabre Holdings Corporation                            475,000
                                                    3,931,732          Videotron, Ltd.                                        44,450
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE, MANUFACTURING-                                                                                  25,800,666
7.80%                                                                                                                 --------------
A H C Holding Company, Inc.                         2,832,704          ELECTRONICS - 0.68%
Arrow Tru-Line Holdings, Inc.                       1,518,628          Connecticut Electric, Inc.                            957,582
C D N T, Inc.                                       1,358,324          Directed Electronics, Inc.                            165,852
Douglas Dynamics LLC                                1,020,100          Sanmina-SCI Corporation                               377,344
Great Lakes Dredge & Dock Corporation               1,008,750                                                         --------------
Headwaters, Inc.                                      521,875                                                              1,500,778
K P I Holdings, Inc.                                1,579,892                                                         --------------
MEGTEC Holdings, Inc.                               2,065,000          FINANCIAL SERVICES - 1.86%
Milwaukee Gear Company                              2,118,461          American General Finance Corporation                  319,609
Nortek, Inc.                                          195,522          C I T Group, Inc.                                     736,675
Polypore, Inc.                                      1,001,250          Cemex Finance LLC                                     388,068
Postle Aluminum Company LLC                            67,828          Ford Motor Credit Co.                                 762,625
Thermadyne Holdings Corporation                       115,288          General Motors Acceptance Corporation, Inc.           109,002
Trimas Corporation                                     77,625          Hawker Beechcraft Acquisition Co.                     717,500
Truck Bodies & Equipment International                577,385          Highgate Capital LLC                                     --
Xaloy Superior Holdings, Inc.                       1,161,418          International Lease Finance Corporation               863,368
                                               --------------          L B I Escrow Corporation                              201,825
                                                   17,220,050                                                         --------------
                                               --------------                                                              4,098,672
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
34

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
HEALTHCARE, EDUCATION & CHILDCARE - 3.28%                              MACHINERY - 9.38%
American Hospice Management Holding LLC        $    3,996,315          A S A P Industries LLC                         $    1,250,212
F H S Holdings LLC                                    597,656          Davis-Standard LLC                                  2,695,321
Synteract Holdings Corporation                      2,637,218          E S P Holdco, Inc.                                  2,215,761
Touchstone Health Partnership                            --            K-Tek Holdings Corporation                          2,765,725
                                               --------------          M V I Holding, Inc.                                 1,182,441
                                                    7,231,189          Manitowoc Company, Inc.                               199,500
                                               --------------          Navis Global                                          181,796
HOME & OFFICE FURNISHINGS, HOUSEWARES, AND                             NetShape Technologies, Inc.                         1,186,878
DURABLE CONSUMER PRODUCTS - 9.38%                                      Pacific Consolidated Holdings LLC                   1,157,382
Connor Sport Court International, Inc.              2,614,058          Power Services Holding Company                      2,382,263
H M Holding Company                                   342,550          R E I Delaware Holding, Inc.                        2,583,999
Home Decor Holding Company                          2,365,196          Safety Speed Cut Manufacturing Company, Inc.          247,257
Justrite Manufacturing Acquisition Co.              1,757,306          Stanadyne Corporation                                 915,000
K H O F Holdings, Inc.                              2,705,685          Stewart & Stevenson LLC                             1,410,063
Monessen Holding Corporation                        1,671,395          Supreme Industries, Inc.                              330,306
Quiksilver, Inc.                                      198,875                                                         --------------
Stanton Carpet Holding Co.                          2,145,283                                                             20,703,904
Transpac Holding Company                            1,595,705                                                         --------------
U M A Enterprises, Inc.                             2,003,834          MEDICAL DEVICES/BIOTECH - 4.06%
U-Line Corporation                                  1,823,136          Coeur, Inc.                                         1,367,113
Wellborn Forest Holding Co.                         1,475,913          E X C Acquisition Corporation                         196,205
                                               --------------          ETEX Corporation                                         --
                                                   20,698,936          MedSystems Holdings LLC                             1,447,242
                                               --------------          MicroGroup, Inc.                                    2,282,772
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.18%                              OakRiver Technology, Inc.                           1,110,933
A M C Entertainment, Inc.                           1,073,750          Precision Wire Holding Company                      2,565,973
Bally Total Fitness Holding Corporation                    10          TherOX, Inc.                                             --
Boyd Gaming Corporation                               715,375                                                         --------------
Harrah's Operating Escrow LLC                         350,188                                                              8,970,238
Savage Sports Holding, Inc.                         2,807,763                                                         --------------
Seneca Gaming Corporation                             493,750          MINING, STEEL, IRON & NON-PRECIOUS
Ticketmaster Entertainment, Inc.                      557,500          METALS - 1.41%
Tunica-Biloxi Gaming Authority                      1,021,250          T H I Acquisition, Inc.                             2,040,000
                                               --------------          Teck Resources Ltd.                                    79,625
                                                    7,019,586          Tube City IMS Corporation                             983,750
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  35

March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
NATURAL RESOURCES - 1.65%                                              RETAIL STORES - 1.60%
Appleton Papers, Inc.                          $      278,760          Bon-Ton Stores, Inc.                           $      731,250
Cenveo Corporation                                  1,346,625          Great Atlantic & Pacific Tea Co.                       73,875
CONSOL Energy, Inc.                                    35,963          Michaels Stores, Inc.                                 847,800
International Coal Group, Inc.                        178,938          Nebraska Book Company, Inc.                           710,625
Intrepid Potash, Inc.                                  11,070          Olympic Sales, Inc.                                   199,361
SandRidge Energy, Inc.                              1,073,250          Pinnacle Foods Finance LLC                             76,875
Verso Paper Holdings LLC                              727,500          Rental Service Corporation                            742,500
                                               --------------          Rue21, Inc.                                            22,536
                                                    3,652,106          United Rentals, Inc.                                  135,934
                                               --------------                                                         --------------
OIL & GAS - 3.96%                                                                                                          3,540,756
Atlas Pipeline Partners                               723,750                                                         --------------
Brigham Exploration Co.                             1,020,000          TECHNOLOGY - 3.02%
Coffeyville Resources LLC                             142,450          Advanced Micro Devices, Inc.                          777,188
Chaparral Energy, Inc.                                915,000          Compucom Systems, Inc.                              1,409,800
International Offshore Services LLC                 2,551,163          Sencore Holding Company                             1,628,915
Mariner Energy, Inc.                                  179,600          Smart Source Holdings LLC                           2,656,500
N F R Energy LLC                                      199,500          ViaSystems, Inc.                                      189,875
North American Energy Partners                      1,165,000                                                         --------------
Stone Energy Corporation                              738,750                                                              6,662,278
Total E & S, Inc.                                   1,108,008                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 4.07%
                                                    8,743,221          All Current Holding Company                         1,239,674
                                               --------------          Cricket Communications, Inc.                          763,125
PHARMACEUTICALS - 1.25%                                                Intelsat Bermuda Ltd.                               1,378,650
CorePharma LLC                                      2,756,157          ITC^DeltaCom, Inc.                                    360,905
                                               --------------          Level 3 Financing, Inc.                               716,250
PUBLISHING/PRINTING - 1.06%                                            New Communications Holdings, Inc.                     758,438
Gannett Company, Inc.                                 133,750          Sprint Capital Corporation                            571,875
McClatchy Co.                                         281,188          Sundance Investco LLC                                    --
Newark Group, Inc.                                    484,500          T W Telecom Holdings, Inc.                             20,350
Quebecor Media, Inc.                                1,063,125          Telecorps Holdings, Inc.                            3,026,006
Sheridan Acquisition Corporation                      372,188          West Corporation                                      159,000
                                               --------------                                                         --------------
                                                    2,334,751                                                              8,994,273
                                               --------------                                                         --------------


See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
36

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value
                                               --------------
TRANSPORTATION - 3.51%
Avis Budget Car Rental LLC                     $       88,825
Hertz Corporation                                     805,313
NABCO, Inc.                                           312,500
RailAmerica, Inc.                                     287,888
Ryder System, Inc.                                  1,999,859
Tangent Rail Corporation                            4,254,069
                                               --------------
                                                    7,748,454
                                               --------------
UTILITIES - 0.95%
Crosstex Energy, L.P.                                 232,031
Dynegy Holdings, Inc.                                 626,650
El Paso Corporation                                   704,600
Energy Future Holdings                                104,000
Markwest Energy Operating Co.                         196,881
T X U Energy Company LLC                              243,250
                                               --------------
                                                    2,107,412
                                               --------------
WASTE MANAGEMENT / POLLUTION - 1.51%
Terra Renewal LLC                                   2,208,834
Torrent Group Holdings, Inc.                             --
Waste Services, Inc.                                1,133,000
                                               --------------
                                                    3,341,834

TOTAL INVESTMENTS - 111.79%                    $  246,768,616
                                               --------------




See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  37

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2010. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2010 is $36,714,404 and consists of $19,603,824 appreciation and $56,318,228 depreciation.

FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP"), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

      Level 1:  quoted prices in active markets for identical securities

      Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2010:

  ASSETS:                     TOTAL       LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
 Restricted Securities
  Bonds                   $172,475,637   $     --     $16,250,433   $156,225,204
  Common Stock              14,979,242         --            --       14,979,242
  Preferred Stock            7,281,180         --         109,002      7,172,178
  Partnerships and LLCs      7,315,757         --            --        7,315,757
 Public Securities
  Bonds                     40,516,042         --      40,516,032             10
  Common Stock               2,200,899    2,193,899         7,000           --
 Short-term Securities       1,999,859         --       1,999,859           --
--------------------------------------------------------------------------------
TOTAL                     $246,768,616   $2,193,899   $58,882,324   $185,692,391

Following   is  a  reconciliation  of  Level  3  assets  for  which  significant unobservable inputs were used to determine fair value:

                                                                                                                    Unrealized
                                                     Total gains     Purchases,                                   gains & losses
                                    Beginning         or losses   sales, issuances Transfers in       Ending       in net income
                                     balance          (realized/    & settlements      and/or        balance at     from assets
Assets:                           at 12/31/2009       unrealized)       (net)      out of Level 3    03/31/2010      still held
---------------------------------------------------------------------------------------------------------------------------------
 Restricted Securities
  Bonds                            $152,772,751     $ (1,041,323)     $5,443,176     $ (949,400)    $156,225,204    $ (1,080,381)
  Common Stock                       14,693,318         (822,055)      1,107,979           --         14,979,242        (822,055)
  Preferred Stock                     6,638,626          531,187           2,365           --          7,172,178         531,187
  Partnerships and LLCs               6,678,496          610,002          27,259           --          7,315,757         610,002
 Public Securities Bonds                     10             --              --             --                 10            --
---------------------------------------------------------------------------------------------------------------------------------
                                   $180,783,201     $   (722,189)     $6,580,779     $ (949,400)    $185,692,391    $   (761,247)

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     May 28, 2010
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     May 28, 2010
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 28, 2010
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.